ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 91.01%	Shares	Fair Value

Belgium — 2.36%
Materials — 2.36%
Umicore SA	23,360	$ 1,405,613

Denmark — 2.18%
Utilities — 2.18%
Orsted A/S	8,485	1,297,408

Germany — 6.72%
Energy — 1.81%
SMA Solar Technology AG(a)	19,305	1,075,232

Technology — 4.91%
Infineon Technologies AG	37,854	1,530,594
PSI Software AG	38,972	1,388,753
		2,919,347

Total Germany		3,994,579

Ireland — 3.42%
Materials — 3.42%
Kingspan Group PLC	21,370	2,031,085

Israel — 2.76%
Technology — 2.76%
Kornit Digital Ltd.(a)	15,720	1,638,024

Japan — 4.30%
Industrials — 4.30%
Keyence Corp.	3,026	1,495,718

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

COMMON STOCKS — 91.01% - continued	Shares	Fair Value
Industrials — 4.30% - continued
Kurita Water Industries Ltd.	22,331	$ 1,058,224
		2,553,942

Total Japan		2,553,942

Netherlands — 2.80%
Industrials — 2.80%
Sensata Technologies Holding NV(a)	27,978	1,662,733

Norway — 0.81%
Energy — 0.81%
NEL ASA(a)	220,350	481,551

Switzerland — 2.77%
Energy — 2.77%
Landis+Gyr Group AG(a)	22,619	1,649,601

United Kingdom — 2.42%
Consumer Discretionary — 2.42%
Aptiv PLC	9,550	1,436,511

United States — 60.47%
Consumer Discretionary — 3.45%
Aspen Aerogels, Inc.(a)	101,173	2,051,788

Consumer Staples — 2.51%
AppHarvest, Inc.(a)	89,516	1,490,441

Energy — 9.76%
Array Technologies, Inc.(a)	75,556	1,231,563
Enphase Energy, Inc.(a)	9,921	1,419,199
Sunnova Energy International, Inc.(a)	42,557	1,242,664

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

COMMON STOCKS — 91.01% - continued	Shares	Fair Value
Energy — 9.76% - continued
Sunrun, Inc.(a)	42,643	$ 1,906,995
		5,800,421
Financials — 2.50%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,191	1,485,699

Industrials — 27.00%
Badger Meter, Inc.	14,263	1,363,115
Cognex Corp.	16,477	1,308,109
Energy Recovery, Inc.(a)	82,033	1,559,447
Generac Holdings, Inc.(a)	5,367	1,764,240
Iteris, Inc.(a)	242,082	1,784,144
Itron, Inc.(a)	18,911	1,803,164
Lindsay Corp.	6,051	996,176
Raven Industries, Inc.	58,606	2,586,283
Trimble, Inc.(a)	17,233	1,340,555
Watts Water Technologies, Inc., Class A	11,424	1,552,522
		16,057,755
Materials — 11.72%
Albemarle Corp.	10,787	1,802,292
Amyris, Inc.(a)	125,739	1,789,266
Codexis, Inc.(a)	50,154	1,028,157
Livent Corp.(a)	51,568	1,006,092
MP Materials Corp.(a)	47,703	1,339,500
		6,965,307
Technology — 3.53%
Cree, Inc.(a)	20,992	2,099,410

Total United States		35,950,821

Total Common Stocks (Cost $44,405,067)		54,101,868

MONEY MARKET FUNDS - 8.96%

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	5,328,764	5,328,764

Total Money Market Funds (Cost $5,328,764)		5,328,764

Total Investments — 99.97% (Cost $49,733,831)		59,430,632

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2021 (Unaudited)

Fair Value

Other Assets in Excess of Liabilities — 0.03%	$ 20,064

NET ASSETS — 100.00%	$ 59,450,696

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.